S000000285 [Member] Expense Example, No Redemption - Nuveen Intermediate Duration Municipal Bond Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 362
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	641
Expense Example, No Redemption, 10 Years	1,063
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	44
Expense Example, No Redemption, 3 Years	138
Expense Example, No Redemption, 5 Years	241
Expense Example, No Redemption, 10 Years	542
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	146
Expense Example, No Redemption, 3 Years	452
Expense Example, No Redemption, 5 Years	782
Expense Example, No Redemption, 10 Years	$ 1,713